Litigation - Middle East and Africa (Details) JD in Billions	12 Months Ended
Dec. 31, 2023 JOD (JD)
Africa & Middle East | Korek Telecom Regulator Litigation
Disclosure of contingent liabilities [line items]
Damages awarded	JD 1.7